Other Comprehensive Income (Loss) (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Income Loss Details 1
Unrealized holding gains on available for sale securities	$ 3,347	$ 3,402
Unrecognized actuarial gains on post-retirement benefit plan	223	258
Tax effect	(1,214)	(1,245)
Net accumulated other comprehensive income	$ 2,356	$ 2,415